Financial assets at fair value through profit or loss - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets [Line Items]
– Designated as at fair value through profit or loss	€ 6,159	€ 6,355
Financial assets at fair value through profit or loss
Disclosure Of Financial Assets [Line Items]
Notional value of related credit derivatives	3,370	2,640
Amount of change in fair value of the credit derivatives attributable to changes in credit risks	357	101
Financial assets at fair value through profit or loss | Derivatives
Disclosure Of Financial Assets [Line Items]
Amount of change in fair value of the credit derivatives attributable to changes in credit risks	3	(69)
Change in fair value of the credit derivatives for the current year	€ 72	€ (53)